Organization and Principal Activities (Tables)	12 Months Ended
Dec. 31, 2022
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Summary of Assets and Liabilities of VIE and Subsidiaries
The following table set forth the assets and liabilities of the VIE and its subsidiaries included in the Company’s consolidated balance sheets:

	As of December 31,
	2021	2022
	RMB	RMB	US$
ASSETS:
Current assets:
Cash and cash equivalents	55,946	64,719	9,383
Restricted cash	158,032	132	19
Short-term investments	30,000	—	—
Accounts and notes receivable, net	43,415	29,369	4,258
Prepayments and other current assets	37,807	21,656	3,140
Amounts due from the Company and its subsidiaries	69,405	236,093	34,230
Amounts due from related parties	35	255	37

Total current assets	394,640	352,224	51,067

Non-current assets:
Property and equipment, net	45,068	12,375	1,794
Operating lease right-of-use assets	—	31,336	4,543
Intangible assets, net	5,398	23,947	3,472
Goodwill	—	37,785	5,478
Long-term investments	90,618	103,144	14,954
Other-non current assets	3,298	3,609	523

Total non-current assets	144,382	212,196	30,764

Total assets	539,022	564,420	81,831

LIABILITIES:
Current liabilities:
Short-term loan	—	5,000	725
Accounts payable	17,529	15,325	2,222
Deferred revenue and customer deposits	115,900	132,195	19,166
Operating lease liabilities	—	16,491	2,391
Accrued liabilities and other current liabilities	64,527	73,779	10,697
Amounts due to the Company and its subsidiaries	389,063	406,569	58,947
Amounts due to related parties	54	—	—

Total current liabilities	587,073	649,359	94,148

Non-current liabilities:
Amounts due to the Company and its subsidiaries	277,000	257,000	37,261
Deferred revenue	569	3,585	520
Operating lease liabilities	—	5,546	804
Deferred tax liabilities	—	4,824	699
Other non-current liabilities	560	2,076	301

Total non-current liabilities	278,129	273,031	39,585

Total liabilities	865,202	922,390	133,733

Summary of Results of Operations and Cash Flows of VIE and Subsidiaries
The table sets forth the results of operations and cash flows of the VIE and its subsidiaries included in the Company’s consolidated statements of comprehensive loss and cash flows.

	For the years ended December 31,
	2020	2021	2022
	RMB	RMB	RMB	US$
Revenues	465,066	351,243	322,066	46,695
Cost of revenues	(248,637)	(83,259)	(97,270)	(14,103)
Net loss	(173,865)	(100,782)	(75,486)	(10,944)
Net cash provided by/(used in) operating activities	168,971	68,336	(113,809)	(16,501)
Net cash (used in)/provided by investing activities	(108,450)	(186)	29,682	4,303
Net cash (used in)/provided by financing activities	(156,124)	30,000	(65,000)	(9,424)